Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Research and development includes amounts paid to related parties	$ 10,021	$ 3,043	$ 900
Interest expense on DFA includes amounts to related parties	32,793	24,699	13,462
Administration expenses includes amounts paid to related parties	$ 275	$ 0	$ 0